Average Annual Total Returns{- Fidelity Money Market Fund} - 04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-09 - Fidelity Money Market Fund - Fidelity Money Market Fund-Premium Class - Return Before Taxes
	Past 1 year	Past 5 years	Since Inception
Total	0.42%	1.18%	1.03%	[1]

[1]	(a)From April 6, 2015